Leases - Lessee: Component of Lease Expense (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Finance Leases Cost [Abstract]
Depreciation expenses of right-of-use assets	¥ 359	¥ 743
Interest expenses of lease liabilities	131	302
Finance lease cost total	490	1,045
Operating lease cost	42,964	42,427
Short-term lease cost	3,347	2,633
Variable lease cost	230	948
Sublease income	(4,142)	(3,688)
Total	¥ 42,889	¥ 43,365